Stockholders' Equity / (Deficit) - Summary of Outstanding Warrants Activity (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) (Parenthetical) - $ / shares	1 Months Ended
	Jan. 31, 2017	Apr. 23, 2020	Apr. 02, 2020	Mar. 31, 2020	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants exercise price per share		$ 9.00	$ 7.74
FaceBank Group, Inc Pre-Merger [Member]
Warrants exercise price per share				$ 5.00	$ 7.74	$ 0.75	$ 0.75
FaceBank Group, Inc Pre-Merger [Member] | Warrants [Member]
Warrants exercise price per share							$ 0.80
Warrants exercise price, description	In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.